LOSS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total Anti-dilutive	14,194	12,794
Stock options
Statement [Line Items]
Total Anti-dilutive	5,448	3,794
Warrants
Statement [Line Items]
Total Anti-dilutive	8,746	9,000